Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
Intangible assets consisted of the following:

At December 31 (Dollars in Millions)	2021	2020
Goodwill	$10,262	$9,918
Merchant processing contracts	195	235
Core deposit benefits	49	64
Mortgage servicing rights	2,953	2,210
Trust relationships	62	19
Other identified intangibles	479	336

Total	$14,000	$12,782

Aggregate Amortization Expense
Aggregate amortization expense consisted of the following:

Year Ended December 31 (Dollars in Millions)	2021	2020	2019
Merchant processing contracts	$45	$49	$45
Core deposit benefits	15	18	22
Trust relationships	10	9	10
Other identified intangibles	89	100	91

Total	$159	$176	$168

Estimated Amortization Expense	The estimated amortization expense for the next five years is as follows:

(Dollars in Millions)
2022	$154
2023	111
2024	89
2025	63
2026	50

Changes in Carrying Value of Goodwill
The following table reflects the changes in the carrying value of goodwill for the years ended December 31, 2021, 2020 and 2019:

(Dollars in Millions)	Corporate and Commercial Banking	Consumer and Business Banking	Wealth Management and Investment Services	Payment Services	Treasury and Corporate Support	Consolidated Company
Balance at December 31, 2018	$1,647	$3,475	$1,618	$2,629	$—	$9,369
Goodwill acquired	—	—	—	285	—	285
Foreign exchange translation and other	—	—	(1)	2	—	1

Balance at December 31, 2019	$1,647	$3,475	$1,617	$2,916	$—	$9,655
Goodwill acquired	—	—	—	180	—	180
Foreign exchange translation and other	—	—	2	81	—	83

Balance at December 31, 2020	$1,647	$3,475	$1,619	$3,177	$—	$9,918
Goodwill acquired	—	35	144	192	—	371
Foreign exchange translation and other	265	(265)	(2)	(25)	—	(27)

Balance at December 31, 2021	$1,912	$3,245	$1,761	$3,344	$—	$10,262